Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland Mid Cap Value Fund

Investor (HRMDX)

Institutional (HNMDX)

Heartland Value Plus Fund

Investor (HRVIX)

Institutional (HNVIX)

Heartland Value Fund

Investor (HRTVX)

Institutional (HNTVX)

Supplement dated January 2, 2024 to the

Statement of Additional Information dated May 1, 2023

Effective January 1, 2024, Robert A. Rudell retired from the Board of Directors (the “Board”) of Heartland Group, Inc. (the “Company”), pursuant to the Company’s retirement policy.

In light of Mr. Rudell’s retirement, the Board has appointed Dina A. Tantra to serve as Chairperson of the Board effective as of January 1, 2024.

All references to Mr. Rudell as Chairperson and Director of the Company are hereby removed. The information regarding the Independent Directors in the “Directors and Officers” table beginning on page 42 of the SAI is amended and restated in its entirety as shown below. The information in the table below is as of January 1, 2024.

Name, Address and Date of Birth	Position(s) Held with Heartland	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Heartland Funds Overseen by Director	Other Directorships Held by Director

Ward D. Armstrong 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 01/54	Director and Chair of the Nominating and Governance Committee	Since 2/08	Retired; Managing Partner, NorthRock Partners, LLC, October 2013 to July 2015; Managing Director, NorthRock Partners, a Private Wealth Advisory Practice of Ameriprise Financial, February 2010 to October 2013; Senior Vice President, Ameriprise Financial, Inc., November 1984 to May 2007; President, American Express Asset Management, 2002 to 2004; Chairman, Ameriprise Trust Company, November 1996 to May 2007.	3	Trustee, ALPS Series Trust, May 2016 to present (11 registered funds).

Name, Address and Date of Birth	Position(s) Held with Heartland	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Heartland Funds Overseen by Director	Other Directorships Held by Director

Dianna Gonzales-Burdin 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 08/61	Director	Since 4/22	Retired; Managing Director and Partner of Strategic Investment Group (a registered investment advisor), December 1991 to March 2021; employed by Barclays Global Investors (f/k/a Wells Fargo Nikko Investment Advisors), in the portfolio implementation and transaction management groups prior to 1991.	3	Director, Optimum Funds, August 2022 to present (6 mutual funds)

Dale J. Kent 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 11/52	Director and Chair of the Audit Committee	Since 8/03	Vice President-Capital Markets (part-time), Continental Properties Company, since February 2018; Director (part-time), R&R Insurance, September 2017 to December 2019; Director (part-time), Continental Properties Company, September 2017 to February 2018; Executive Vice President and Chief Financial Officer, West Bend Mutual Insurance Company, July 2002 to July 2017; Partner, Arthur Andersen LLP, 1986 to 2002; employed by Arthur Andersen LLP, in other capacities, 1974 to 1985.	3	None

Dina A. Tantra 790 North Water Street, Suite 1200 Milwaukee, WI 53202 Birthdate: 10/69	Director Chairperson of the Board	Since 4/22 Since 1/24	Co-Chief Executive Officer, Global Rhino, LLC (consulting firm), October 2018 to present; Chief Strategy Officer, CCO Technology, LLC (d/b/a Joot) (consulting and technology firm), February 2019 to January 2023; Executive Vice President, Ultimus Fund Solutions (fund administrator and distributor), August 2017 to September 2018; Managing Director, Foreside Financial Services, LLC (fund administrator and distributor), July 2016 to August 2017; Director and General Counsel, Beacon Hill Fund Services (fund administrator and distributor), February 2008 to July 2016.	3	Trustee, Boston Trust & Walden Funds, August 2021 to present (10 mutual funds); Trustee, Thornburg Income Builder Opportunities Trust, October 2020 to present (1 closed-end fund); Director, Advisers Investment Trust, 2012 to 2017 (16 funds).

This Supplement should be retained with the SAI for future reference.

The date of this SAI Supplement is January 2, 2024.